DISCONTINUED OPERATIONS AND SIGNIFICAND DISPOSALS - Significant Disposals (Details) customer_account in Thousands, $ in Millions							12 Months Ended
		Dec. 14, 2015 USD ($) employee customer_account	Nov. 15, 2015 USD ($) employee branch customer_account	Nov. 01, 2015 USD ($) employee branch customer_account	Sep. 30, 2014 USD ($) employee branch atm	Sep. 22, 2014 USD ($) employee branch atm	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)
Discontinued operations
Pre-tax gain on sale	[1]						$ 3,210	$ 452	$ 0
OneMain Financial Business | Disposal Group, Disposed of by Sale, Not Discontinued Operations
Discontinued operations
Number of branches | branch			1,100
Number of employees | employee			5,500
Number of customer accounts | customer_account			1,300
Assets			$ 10,200
Loans, net			7,800
Investments			1,400
Liabilities			8,400
Long-term debt			6,200
Short-term borrowings			1,100
Pre-tax gain on sale			2,600
After tax gain on sale of discontinued operations			1,600
Income (loss) before taxes							663	890	923
Gain (loss) on disposal including redemption of long term debt, net of tax			$ 800
Japan Cards Business | Disposal Group, Disposed of by Sale, Not Discontinued Operations
Discontinued operations
Number of employees | employee		840
Number of customer accounts | customer_account		720
Loans, net		$ 1,350
Pre-tax gain on sale		180
After tax gain on sale of discontinued operations		$ 155
Income (loss) before taxes							(5)	0	46
Japan Retail Business | Disposal Group, Disposed of by Sale, Not Discontinued Operations
Discontinued operations
Number of branches | branch				32
Number of employees | employee				1,600
Number of customer accounts | customer_account				725
Loans, net				$ 563
Pre-tax gain on sale				446
After tax gain on sale of discontinued operations				276
Income (loss) before taxes							(57)	(5)	31
Deposits				$ 20,000
Spain Consumer Business | Disposal Group, Disposed of by Sale, Not Discontinued Operations
Discontinued operations
Number of branches | branch						45
Number of employees | employee						938
Loans, net						$ 1,700
Pre-tax gain on sale						243
After tax gain on sale of discontinued operations						131
Income (loss) before taxes							0	130	59
Deposits						2,200
Assets under management						$ 3,400
Number of ATMs | atm						48
Greece Consumer Business | Disposal Group, Disposed of by Sale, Not Discontinued Operations
Discontinued operations
Number of branches | branch					20
Number of employees | employee					719
Loans, net					$ 353
Pre-tax gain on sale					209
After tax gain on sale of discontinued operations					91
Income (loss) before taxes							$ 0	$ (76)	$ (113)
Deposits					1,200
Assets under management					$ 1,100
Number of ATMs | atm					85

[1]	See Note 1 to the Consolidated Financial Statements for the adoption of ASU No. 2014-08 in the second quarter of 2014 and Note 2 for further information on significant disposals.